Equity (Details 1) (Detail) shares in Thousands, Unit_pure in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 shares	Dec. 31, 2018 shares
Changes in equity [abstract]
Shares outstanding	327,788,874	262,288,607
Primary shares offered in the IPO		50,925,642
Primary shares offered in the follow-on offering		11,550,000
Treasury shares, shares		503,642
Long-Term Incentive Plan	101,517	3,024,625
Repurchase of common shares		(503,642)
Shares outstanding	327,890,391	327,788,874